PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following at December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Computer equipment and software	$1,325	$-
Filament production equipment	45,799	-
Subtotal	47,124	-
Less: accumulated depreciation	(2,704)	-
Property and equipment, net	$44,420	$-

Depreciation of equipment expense for the years ended December 31, 2021 and 2020 was $2,704 and $0, respectively.